Organization - Schedule of Operations of VIEs (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues	¥ 126,338,353	$ 17,794,385	¥ 577,493,364	¥ 1,654,042,540
Net income/(loss)	39,133,539	5,511,844	(362,051,956)	585,926,978
Variable Interest Entity
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues	47,770,942	6,728,396	578,002,415	1,600,712,429
Net income/(loss)	¥ (171,107,836)	$ (24,100,035)	¥ (221,602,406)	¥ 868,473,261